Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current
Cash	$ 1	$ 2
Restricted cash	2
Accounts receivable	62	53
Risk management		9
Other	12	12
Lease receivable	9
Assets held for sale	83
Total current assets	169	76
Non-current
Lease receivable	30
Property, plant and equipment	1,705	2,574
Total non-current assets	1,735	2,574
Total assets	1,904	2,650
Current
Bank overdraft		2
Accounts payable and accrued liabilities	111	143
Current portion of long-term debt	434	17
Current portion of lease liabilities	29
Current portion of provisions	16	28
Liabilities related to assets held for sale	13
Total current liabilities	603	190
Non-current
Long-term debt	27	402
Lease liabilities	85
Provisions	97	186
Other non-current liabilities		4
Total liabilities	812	782
Shareholders' equity
Shareholders' capital	2,187	2,185
Other reserves	102	99
Deficit	(1,197)	(416)
Total shareholders' equity	1,092	1,868
Total liabilities and shareholders' equity	$ 1,904	$ 2,650